Investments in Real Estate - Net Real Estate Investments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in Real Estate [Abstract]
Building and building improvements	$ 272,915,691	$ 272,602,885	$ 199,478,457
Land	40,397,114	40,397,114	19,667,140
Tenant improvements	10,161,277	9,551,645	4,314,057
Furniture, fixtures and equipment	4,968,555	4,822,680	2,749,914
Accumulated depreciation	(17,748,745)	(12,065,888)	(2,865,137)
Investments in real estate, net	$ 310,693,892	$ 315,308,436	$ 223,344,431